Derivative Financial Instruments - Schedule of Effects Transferred on Inventories (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 MXN ($)
Schedule of Effects Transferred on Inventories [Line Items]
Amount transferred directly to inventory cost	$ 56,127
Amount recognized in cost of sales during the year	(39,294)
Remainder capitalized in inventories at closing	16,833
Forwards [Member]
Schedule of Effects Transferred on Inventories [Line Items]
Amount transferred directly to inventory cost	51,881
Amount recognized in cost of sales during the year	(39,294)
Remainder capitalized in inventories at closing	12,587
Options [Member]
Schedule of Effects Transferred on Inventories [Line Items]
Amount transferred directly to inventory cost	4,246
Amount recognized in cost of sales during the year
Remainder capitalized in inventories at closing	$ 4,246